Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020
Non-current assets
Property, plant and equipment	$ 26,618	$ 26,419
Goodwill	119,166	120,971
Intangible assets	41,072	41,527
Investments in associates and joint ventures	6,007	6,143
Investment securities	146	137
Deferred tax assets	2,100	2,019
Employee benefits	7	6
Income tax receivables	818	869
Derivatives	43	138
Trade and other receivables	1,996	1,661
Non-current assets	197,973	199,891
Current assets
Investment securities	286	396
Inventories	5,355	4,482
Income tax receivables	531	655
Derivatives	1,000	827
Trade and other receivables	5,489	4,833
Cash and cash equivalents	6,790	15,252
Assets classified as held for sale	50	74
Current assets	19,502	26,519
Total assets	217,475	226,410
Equity
Issued capital	1,736	1,736
Share premium	17,620	17,620
Reserves	17,649	17,798
Retained earnings	31,591	30,870
Equity attributable to equity holders of AB InBev	68,596	68,024
Non-controlling interests	10,965	10,327
Total equity	79,561	78,351
Non-current liabilities
Interest-bearing loans and borrowings	89,344	95,478
Employee benefits	2,887	2,970
Deferred tax liabilities	12,530	12,627
Income tax payables	796	808
Derivatives	639	1,759
Trade and other payables	1,207	1,522
Provisions	438	544
Non-current liabilities	107,841	115,707
Current liabilities
Bank overdrafts	46	5
Interest-bearing loans and borrowings	1,248	3,081
Income tax payables	982	1,036
Derivatives	4,872	5,046
Trade and other payables	22,731	22,965
Provisions	193	219
Total current liabilities	30,072	32,352
Total equity and liabilities	$ 217,475	$ 226,410